Income tax expense - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current and deferred components of income taxes
Current tax expense	¥ 121,725		¥ 84,798	¥ 46,260
Deferred tax expense	(2,736)	$ (391)	9,661	4,495
Income tax expense	¥ 118,989	$ 17,015	¥ 94,459	¥ 50,755